Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 99	$ 161	$ 331	$ 366
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	89	89	292	267
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	1	3	8	11
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 9	$ 69	31	$ 88
Expected additional contribution for remainder of year [member] | Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			227
Expected additional contribution for remainder of year [member] | Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			3
Expected additional contribution for remainder of year [member] | Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			$ 14